NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Oct. 15, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss				$ 108,782	$ 22,495	$ 275,892	$ 95,774
Net cash flows in operating activities				72,730	$ 9,530	310,177	12,481
Accumulated deficit				$ 717,768		$ 608,986	$ 333,094
Reverse stock splits	the Company effected a reverse stock split (the “Reverse Split”) of its issued and outstanding common stock (the “Equity Instrument”). As a result of the Reverse Split, each (100) units of Equity Instrument issued and outstanding prior to the Reverse Split were converted into one (1) unit of Equity Instrument.	1:100 reverse stock splits	1:100 reverse stock splits	On October 15, 2019 and on June 30, 2020, the Company effectuated a 1-for-100 reverse stock splits (the “Reverse Splits”) of its issued and outstanding common stock.